Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Main Joint Ventures (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 1,059,341,785	$ 866,526,937
Non-current Assets	4,635,431,223	4,532,184,075
Current Liabilities	816,816,646	757,246,647
Non-current Liabilities	1,090,994,705	1,178,470,723
Cash and cash equivalents	419,456,026	245,999,192	$ 144,261,845	$ 133,015,629
Revenues	2,490,470,178	2,515,843,880	2,384,293,189
Depreciation and amortization expense	(152,684,106)	(161,660,610)	(153,201,662)
Income tax expense, continuing operations	(143,342,301)	(111,403,182)	(109,612,599)
Profit (loss)	523,417,911	565,271,116	346,968,164
Other Comprehensive Income	69,423,985	47,891,771	(95,460,269)
Comprehensive Income	$ 592,841,896	$ 613,162,887	$ 251,507,895
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest	51.00%	51.00%
Current Assets	$ 355,835	$ 863,962
Non-current Assets	8,030,172	15,159,321
Current Liabilities	139,182	3,324,706
Non-current Liabilities		68,081
Cash and cash equivalents	355,446	860,719
Other fixed operating expenses	(8,144,855)	(4,363,197)
Interest income	24,829	42,046
Income tax expense, continuing operations		(7,070)
Profit (loss)	(8,193,671)	(4,284,131)
Other Comprehensive Income	0	0
Comprehensive Income	$ (8,193,671)	$ (4,284,131)
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest	50.00%	50.00%
Current Assets	$ 7,793,702	$ 6,366,378
Non-current Assets	12,036,201	12,034,576
Current Liabilities	440,426	245,025
Non-current Liabilities	1,751,963	1,710,406
Cash and cash equivalents	7,310,296	5,716,196
Revenues	2,813,493	2,774,316
Other fixed operating expenses	(525,471)
Depreciation and amortization expense	(782,322)	(773,093)
Interest income		134,995
Income tax expense, continuing operations	(313,709)	(225,008)
Profit (loss)	1,191,991	1,257,220
Other Comprehensive Income	0	0
Comprehensive Income	$ 1,191,991	$ 1,257,220